UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00216

Nicholas Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2004

Date of reporting period: 06/30/2004

Item 1. Report to Stockholders.

 August 2004

Report to Fellow Shareholders:

For the six-month period ended June 30 the high yield market earned a 1.36% return, as represented by the Merrill Lynch U.S. High Yield Master II Index (the "Merrill Index"). The period was characterized by a robust first quarter, with the Merrill Index returning in excess of 2.00%, followed by a modest pullback during the second quarter as investors struggled with rising interest rates and a shift in Fed policy. In our view the high yield market is appropriately priced based on current fundamentals and historical relationships. With that in mind the large up trade experienced in 2003, driven by investors piling into a high yield sector that was clearly undervalued, is largely over. High yield bonds should continue to offer good relative value compared to other fixed income alternatives and we would still recommend investors consider accepting credit risk over duration risk at this juncture. Improving economic conditions and corporate balance sheets have resulted in improved credit fundamentals and lower default rates, which should continue to offer support for high yield bonds. The larger difference for the balance of this year and next year will be a greater focus on security selection to generate higher relative returns.

The Nicholas Income Fund generated a 1.49% return over the six-month period ended June 30. The performance was modest from an absolute basis, but attractive compared to the high yield and overall bond market. As mentioned earlier, the Merrill Index returned 1.36%, while the Lehman Aggregate, an investment-grade bond comparison, returned only 0.15% for the period. The Fund also performed well compared to its peers with the Lipper High Yield Funds Category posting a 1.15% return.

Returns for Nicholas Income Fund, Inc. and selected indices are provided in the chart below for the periods ended June 30, 2004.

Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas Income Fund, Inc.	1.49%	10.11%	4.91%	0.90%	4.87%
Merrill Lynch U.S. High Yield Master II Index	1.36%	10.19%	8.79%	4.79%	7.50%
Morningstar High Yield Bond Funds Catagory	1.05%	9.50%	7.53%	3.21%	5.32%
Lipper High Yield Funds Objective	1.15%	9.63%	7.64%	3.48%	5.45%
Ending value of $10,000 invested in Nicholas Income Fund, Inc. (Distributions Reinvested)	$10,149	$11,011	$11,548	$10,457	$16,093

 The Fund, Morningstar and Lipper performance data is net of fees, while the Merrill Lynch Index is gross of fees.

Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than original cost. Performance data current to the most recent month-end, which may be higher or lower than that cited, is available at www.nicholasfunds.com/returns.htm.

Thank you for your continued investment in the Nicholas Income Fund.

 Sincerely,

Lawrence J. Pavelec, CFA        David O. Nicholas, CFA
Portfolio Manager                     Co-Portfolio Manager

Financial Highlights
(For a share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------

                                              Six Months               Year Ended December 31,
                                            Ended 06/30/04   -----------------------------------------
                                             (unaudited)       2003     2002     2001     2000     1999
                                            --------------     ----     ----     ----     ----     ----
NET ASSET VALUE, BEGINNING OF PERIOD            $2.19         $1.93    $2.36   $2.40    $3.06     $3.39
  INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income                           .08           .17      .19      .24      .31      .33
  Net gain (loss) on securities
   (realized and unrealized)                     (.05)          .26     (.42)    (.04)    (.66)    (.33)
                                                -----         -----    -----    -----    -----    -----
       Total from investment operations           .03           .43     (.23)     .20     (.35)      --
                                                -----         -----    -----    -----    -----    -----
  LESS DISTRIBUTIONS
  From net investment income                     (.04)         (.17)    (.20)    (.24)    (.31)    (.33)
                                                -----         -----    -----    -----    -----    -----
NET ASSET VALUE, END OF PERIOD                  $2.18         $2.19    $1.93    $2.36    $2.40    $3.06
                                                -----         -----    -----    -----    -----    -----
                                                -----         -----    -----    -----    -----    -----
TOTAL RETURN                                    1.49%*       22.75% (10.13)%    8.76% (12.13)%  (0.07)%
SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $110.4        $120.4   $101.4   $118.7   $125.5   $202.8
Ratio of expenses to average net assets          .60%**        .60%     .58%     .61%     .57%     .50%
Ratio of net investment income
 to average net assets                          7.28%**       7.94%    8.77%    9.56%   10.43%   9.81%
Portfolio turnover rate                        74.72%**     104.40%   57.19%   69.84%   18.57%   47.2%

  * Not Annualized.
 ** Annualized.
               The accompanying notes to financial statements are an integral part of these highlights

---------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
June 30, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                     Percentage
       Name                                                        of Net Assets
       ----                                                        -------------
       Res-Care, Inc. ............................................     2.87%
       Perkins Family Restaurants, L.P. ..........................     2.80%
       Lyondell Chemical Company .................................     2.36%
       Targeted Return Index Securities, Series HY-2004-1 ........     2.35%
       Sonat Inc. ................................................     2.02%
       Sequa Corporation .........................................     1.93%
       Park Place Entertainment Corportation .....................     1.90%
       Denbury Resources Inc. ....................................     1.82%
       Poster Financial Group, Inc. ..............................     1.82%
       Caraustar Industries, Inc. ................................     1.80%
                                                                      ------
       Total of top ten ..........................................    21.67%
                                                                      ------
                                                                      ------
Schedule of Investments
June 30, 2004 (unaudited)
-------------------------------------------------------------------------------
Shares or
Principal
 Amount                                                               Value
---------                                                          -----------
NON-CONVERTIBLE BONDS -- 86.97%
              Consumer Cyclicals - Services -- 2.27%
 $1,535,000   KinderCare Learning Centers, Inc.
               9.50%, 02/15/09 ...............................    $  1,558,025
  1,000,000   United Rentals (North America), Inc.
               7.75%, 11/15/13 ...............................         945,000
                                                                  ------------
                                                                     2,503,025
                                                                  ------------
              Consumer Discretionary -
               Auto & Components -- 3.57%
    500,000   Dura Operating Corp.
               9.00%, 05/01/09 ...............................         490,000
  1,000,000   Ford Motor Credit Company
               5.625%, 10/01/08 ..............................       1,008,695
  1,500,000   Goodyear Tire & Rubber Company (The)
               7.857%, 08/15/11 ..............................       1,368,750
  1,000,000   Tenneco Automotive Inc.
               11.625%, 10/15/09 .............................       1,075,000
                                                                  ------------
                                                                     3,942,445
                                                                  ------------
              Consumer Discretionary -
               Durables & Apparel -- 1.35%
    500,000   Ames True Temper, Inc.
               144A restricted, 10.00%, 07/15/12 .............         501,250
  1,000,000   Levi Strauss & Co.
               12.25%, 12/15/12 ..............................         985,000
                                                                  ------------
                                                                     1,486,250
                                                                  ------------
              Consumer Discretionary -
               Hotels, Restaurants & Leisure -- 10.96%
  1,000,000   Bally Total Fitness Holding Corporation
               9.875%, 10/15/07 ..............................         830,000
    798,000   HMH Properties, Inc.
               7.875%, 08/01/08 ..............................         817,950
    750,000   Herbst Gaming, Inc.
               8.125%, 06/01/12 ..............................         760,312
  1,500,000   MGM MIRAGE
               6.00%, 10/01/09 ...............................       1,470,000
  1,500,000   O'Charley's Inc.
               9.00%, 11/01/13 ...............................       1,552,500
  2,000,000   Park Place Entertainment Corporation
               7.875%, 12/15/05 ..............................       2,102,500
  1,975,000   Poster Financial Group, Inc.
               144A restricted, 8.75%, 12/01/11 ..............       2,009,563
    500,000   Royal Caribbean Cruises Ltd.
               7.00%, 10/15/07 ...............................         526,250
  1,500,000   Six Flags, Inc.
               9.50%, 02/01/09 ...............................       1,541,250
    500,000   Station Casinos, Inc.
               6.00%, 04/01/12 ...............................         483,750
                                                                  ------------
                                                                    12,094,075
                                                                  ------------
              Consumer Discretionary - Media -- 4.36%
  1,250,000   EchoStar DBS Corporation
               5.75%, 10/01/08 ...............................       1,232,812
    500,000   IMAX Corporation
               144A restricted, 9.625%, 12/01/10 .............         468,750
  1,000,000   PRIMEDIA Inc.
               7.625%, 04/01/08 ..............................         990,000
  1,500,000   Radio One, Inc.
               8.875%, 07/01/11 ..............................       1,636,875
    500,000   Reader's Digest Association, Inc. (The)
               144A restricted, 6.50%, 03/01/11 ..............         488,125
                                                                  ------------
                                                                     4,816,562
                                                                  ------------
              Consumer Discretionary - Retail -- 0.93%
  1,000,000   Rent-A-Center, Inc.
               7.50%, 05/01/10 ...............................       1,025,000
                                                                  ------------
              Consumer Staples - Food, Beverage
               & Tobacco -- 0.46%
    500,000   B&G Foods, Inc.
               9.625%, 08/01/07 ..............................         508,750
                                                                  ------------
              Consumer Staples - Food
               & Staple Retail -- 6.76%
  1,000,000   Great Atlantic & Pacific Tea Company, Inc. (The)
               7.75%, 04/15/07 ...............................         930,000
  1,000,000   Great Atlantic & Pacific Tea Company, Inc. (The)
               9.125%, 12/15/11 ..............................         850,000
  3,000,000   Perkins Family Restaurants, L.P.
               10.125%, 12/15/07 .............................       3,090,000
  1,000,000   Pilgrim's Pride Corporation
               9.625%, 09/15/11 ..............................       1,105,000
    500,000   Rite Aid Corporation
               144A Restricted, 6.125%, 12/15/08 .............         471,250
  1,000,000   Tembec Industries
               8.625%, 06/30/09 ..............................       1,012,500
                                                                  ------------
                                                                     7,458,750
                                                                  ------------
              Consumer Staples - Household
               & Personal Products -- 0.95%
  1,000,000   Rayovac Corporation
               8.50%, 10/01/13 ...............................       1,050,000
                                                                  ------------
              Energy -- 5.49%
    500,000   Benton Oil and Gas Company
               9.375%, 11/01/07 ..............................         510,000
  2,000,000   Denbury Resources Inc.
               7.50%, 04/01/13 ...............................       2,010,000
    450,000   Forest Oil Corporation
               8.00%, 06/15/08 ...............................         479,250
  1,000,000   Forest Oil Corporation
               7.75%, 05/01/14 ...............................       1,020,000
  1,500,000   Petrobras International Finance Company
               9.125%, 07/02/13 ..............................       1,520,625
    500,000   Stone Energy Corportation
               8.25%, 12/15/11 ...............................         521,250
                                                                  ------------
                                                                     6,061,125
                                                                  ------------
              Financials - Diversified -- 0.73%
    750,000   Dana Credit Corporation
               144A restricted, 8.375%, 08/15/07 .............         810,000
                                                                  ------------
              Financials - Insurance -- 0.65%
    746,000   Fairfax Financial Holdings Limited
               7.75%, 04/26/12 ...............................         714,295
                                                                  ------------
              Financials - Real Estate -- 1.58%
  1,000,000   Corrections Corporation of America
               7.50%, 05/01/11 ...............................       1,010,000
    694,000   FelCor Lodging Limited Partnership
               10.00%, 09/15/08 ..............................         732,170
                                                                  ------------
                                                                     1,742,170
                                                                  ------------
              Health Care - Equipment -- 1.46%
  1,500,000   Fisher Scientific International Inc.
               8.125%, 05/01/12 ..............................       1,605,000
                                                                  ------------
              Health Care - Services -- 7.13%
  1,500,000   AmeriPath, Inc.
               10.50%, 04/01/13 ..............................       1,515,000
    500,000   Inverness Medical Innovations, Inc.
               144A restricted, 8.75%, 02/15/12 ..............         511,250
    100,000   MedCath Holdings Corporation
               144A restricted, 9.875%, 07/15/12 .............         101,000
  1,500,000   Psychiatric Solutions, Inc.
               10.625%, 06/15/13 .............................       1,706,250
  3,000,000   Res-Care, Inc.
               10.625%, 11/15/08 .............................       3,165,000
  1,000,000   Tenet Healthcare Corporation
               6.375%, 12/01/11 ..............................         875,000
                                                                  ------------
                                                                     7,873,500
                                                                  ------------
              Industrials - Capital Goods -- 6.92%
  1,500,000   BE Aerospace, Inc.
               8.00%, 03/01/08 ...............................       1,395,000
  1,000,000   DRS Technologies, Inc.
               6.875%, 11/01/13 ..............................         975,000
    500,000   L-3 Communications Corporation
               6.125%, 01/15/14 ..............................         477,500
  1,500,000   Manitowoc Company, Inc. (The)
               10.50%, 08/01/12 ..............................       1,717,500
  2,000,000   Sequa Corporation
               9.00%, 08/01/09 ...............................       2,125,000
  1,000,000   Vought Aircraft Industries, Inc.
               144A restricted, 8.00%, 07/15/11 ..............         950,000
                                                                  ------------
                                                                     7,640,000
                                                                  ------------
              Industrials - Commercial Services
               & Supplies -- 2.05%
  1,250,000   GEO Group, Inc. (The)
               8.25%, 07/15/13 ...............................       1,237,500
  1,000,000   Waste Services, Inc.
               144A restricted, 9.50%, 04/15/14 ..............       1,025,000
                                                                  ------------
                                                                     2,262,500
                                                                  ------------
              Information Technology -
               Hardware & Equipment -- 4.99%
  1,000,000   Corning Incorporated
               5.90%, 03/15/14 ...............................         935,000
    500,000   Ericsson LM Telefon AB
               6.50%, 05/20/09 ...............................         508,750
    500,000   Flextronics International Ltd.
               6.50%, 05/15/13 ...............................         487,500
  1,750,000   Lucent Technologies Inc.
               7.25%, 07/15/06 ...............................       1,793,750
  1,750,000   Xerox Corporation
               7.125%, 06/15/10 ..............................       1,785,000
                                                                  ------------
                                                                     5,510,000
                                                                  ------------
              Information Technology -
               Software & Services -- 3.13%
    750,000   DigitalNet, Inc.
               9.00%, 07/15/10 ...............................         800,625
  1,000,000   Iron Mountain Incorporated
               8.625%, 04/01/13 ..............................       1,060,000
  1,500,000   Unisys Corporation
               8.125%, 06/01/06 ..............................       1,593,750
                                                                  ------------
                                                                     3,454,375
                                                                  ------------
              Materials -- 9.51%
  2,000,000   Caraustar Industries, Inc.
               9.875%, 04/01/11 ..............................       1,990,000
  2,500,000   Lyondell Chemical Company
               9.50%, 12/15/08 ...............................       2,606,250
  1,000,000   OM Group, Inc.
               9.25%, 12/15/11 ...............................       1,025,000
  1,000,000   Owens-Illinois, Inc.
               8.10%, 05/15/07 ...............................       1,030,000
  1,500,000   Portola Packaging, Inc.
               144A restricted, 8.25%, 02/01/12 ..............       1,200,000
  1,600,000   Tekni-Plex, Inc.
               144A Restricted, 8.75%, 11/15/13 ..............       1,528,000
    974,000   United States Steel LLC
               10.75%, 08/01/08 ..............................       1,112,795
                                                                  ------------
                                                                    10,492,045
                                                                  ------------
              Telecommunications - Services -- 2.14%
  1,250,000   Crown Castle International Corp.
               9.375%, 08/01/11 ..............................       1,375,000
  1,000,000   Nextel Communications, Inc.
               6.875%, 10/31/13 ..............................         991,250
                                                                  ------------
                                                                     2,366,250
                                                                  ------------
              Utilities -- 7.23%
  1,500,000   AES Corporation (The)
               144A restricted, 8.75%, 05/15/13 ..............       1,606,875
  1,500,000   Calpine Corporation
               144A restricted, 8.50%, 07/15/10 ..............       1,241,250
  1,000,000   Calpine Generating Company, LLC
               144A restricted, 10.25%, 04/01/11 .............         905,000
    500,000   PSEG Energy Holdings L.L.C.
               7.75%, 04/16/07 ...............................         523,750
  2,500,000   Sonat Inc.
               7.625%, 07/15/11 ..............................       2,231,250
  1,535,000   TECO Energy, Inc.
               7.00%, 05/01/12 ...............................       1,473,600
                                                                  ------------
                                                                     7,981,725
                                                                  ------------
              Miscellaneous - 2.35%
  2,500,000   Targeted Return Index Securities
               Series HY-2004-1
               144A restricted, 8.22%, 08/01/15 ..............       2,593,750
                                                                  ------------
                   TOTAL NON-CONVERTIBLE BONDS
                     (cost $95,980,633) ......................      95,991,592
                                                                  ------------
CONVERTIBLE BOND -- 1.79%
              Consumer Discretionary -
               Auto & Components -- 1.79%
  2,000,000   Standard Motor Products, Inc.
               6.75%, 07/15/09
                     (cost $1,550,403) .......................       1,977,500
                                                                  ------------
COMMON STOCKS -- 2.58%
              Financials - Real Estate -- 2.58%
     26,000   Health Care Property Investors, Inc. ...........         625,040
     79,000   National Health Realty, Inc. ...................       1,336,680
     31,000   Universal Health Realty Income Trust ...........         889,700
                                                                  ------------
                   TOTAL COMMON STOCKS
                     (cost $2,541,350) .......................       2,851,420
                                                                  ------------
PREFERRED STOCK -- 0.92%
              Energy -- 0.92%
        160   Contango Oil & Gas Company Series C Cumulative
               Convertible Preferred, par value $0.04 per
               share, private placement restricted
                     (cost $800,000) .........................       1,013,304
                                                                  ------------
SHORT-TERM INVESTMENTS - 6.14%
              Commercial Paper -- 4.98%
  1,000,000   Prudential Financial, Inc.
               1.05%, 07/01/04 ...............................       1,000,000
  1,500,000   General Motors Acceptance Corporation
               1.21%, 07/06/04 ...............................       1,499,748
  1,000,000   American Express Credit Corporation
               1.26%, 07/08/04 ...............................         999,755
  2,000,000   Kraft Foods Inc.
               1.27%, 07/09/04 ...............................       1,999,436
                                                                  ------------
                                                                     5,498,939
                                                                  ------------
              Variable Rate Demand Note -- 1.16%
  1,275,364   U.S. Bank N.A.
               1.11%, 07/01/04 ...............................       1,275,364
                                                                  ------------
                   TOTAL SHORT-TERM INVESTMENTS
                     (cost $6,774,303) .......................       6,774,303
                                                                  ------------
                   TOTAL INVESTMENTS -- 98.40%
                     (cost $107,646,689) .....................     108,608,119
                                                                  ------------
              OTHER ASSETS,
               NET OF LIABILITIES -- 1.60% ...................       1,761,306
                                                                  ------------
                   TOTAL NET ASSETS
                    (basis of percentages
                     disclosed above) -- 100% ................    $110,369,425
                                                                  ------------
                                                                  ------------
The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2004 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $107,646,689) ....   $108,608,119
                                                                  ------------
    Receivables -
         Dividend and interest ................................      1,968,702
         Investment securities sold ...........................        492,722
                                                                  ------------
              Total receivables ...............................      2,461,424
                                                                  ------------
              Total assets ....................................    111,069,543
                                                                  ------------
LIABILITIES
    Payables -
         Investment securities purchased ......................        628,198
         Management fee .......................................         39,097
         Other payables and accrued expense ...................         32,823
                                                                  ------------
              Total liabilities ...............................        700,118
                                                                  ------------
              Total net assets ................................   $110,369,425
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $187,898,661
    Net unrealized appreciation on investments ................        961,430
    Accumulated net realized loss on investments ..............    (80,680,743)
    Accumulated undistributed net investment income ...........      2,190,077
                                                                  ------------
              Total net assets ................................   $110,369,425
                                                                  ------------
                                                                  ------------
NET ASSET VALUE PER SHARE ($.01 par value,
 100,000,000 shares authorized),
 offering price and redemption price
 ($110,369,425 / 50,712,084 shares outstanding) ..............           $2.18
                                                                         -----
                                                                         -----

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2004 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Interest ..................................................     $4,144,728
    Dividend ..................................................        167,783
    Other .....................................................         97,117
                                                                    ----------
         Total income .........................................      4,409,628
                                                                   -----------
EXPENSES
    Management fee ............................................        240,267
    Transfer agent fees .......................................         28,786
    Registration fees .........................................         14,768
    Audit and tax fees ........................................         10,925
    Legal fees ................................................          8,679
    Postage and mailing .......................................          8,571
    Accounting system and pricing service fees ................          8,487
    Printing ..................................................          4,004
    Directors' fees ...........................................          4,000
    Custodian fees ............................................          2,821
    Other operating expenses ..................................          2,577
                                                                   -----------
         Total expenses .......................................        333,885
                                                                   -----------
         Net investment income ................................      4,075,743
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ..............................      2,682,086
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........     (5,292,504)
                                                                   -----------
    Net realized and unrealized loss on investments ...........     (2,610,418)
                                                                   -----------
    Net increase in net assets resulting from operations ......    $ 1,465,325
                                                                   -----------
                                                                   -----------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2004 (unaudited) and the year ended
December 31, 2003
-------------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                                06/30/2004           2003
                                             ----------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................  $ 4,075,743         $  9,023,852
    Net realized gain
     on investments ........................    2,682,086            1,042,199
    Change in net unrealized
     appreciation on investments ...........   (5,292,504)          13,295,111
                                              ------------        ------------
         Net increase in net assets
          resulting from operations ........    1,465,325           23,361,162
                                              -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............   (2,108,041)          (9,195,267)
                                              -----------         ------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (10,451,067 and 38,321,606
     shares, respectively) .................    22,917,332          80,131,271
    Reinvestment of distributions
     (789,417 and 3,433,430
     shares, respectively) .................     1,713,036           7,311,683
    Cost of shares redeemed
     (15,495,756 and 39,258,277
     shares, respectively) .................   (34,034,941)        (82,581,706)
                                              ------------        ------------
         Increase (decrease) in net assets
          derived from capital share
          transactions .....................    (9,404,573)          4,861,248
                                              ------------        ------------
         Total increase (decrease) in
          net assets .......................   (10,047,289)         19,027,143
                                              ------------        ------------
NET ASSETS
    Beginning of period ....................   120,416,714         101,389,571
                                              ------------        ------------
    End of period (including accumulated
    undistributed net investment income
    of $2,190,077 and $187,093,
    respectively) .........................   $110,369,425        $120,416,714
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2004 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (the "1940
    Act"), as amended.  The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.
    The following is a summary of the significant accounting policies of the
    Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal,
         institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by the Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.
         U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         As of June 30, 2004, the Fund has capital loss carryforwards of approximately $80,673,000, which expire as follows: $6,846,000 in
         2007, $19,346,000 in 2008, $30,985,000 in 2009 and $23,496,000 in
         2010. To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
         For the period ended June 30, 2004, the Fund had a tax deferral of wash loss sales of approximately $8,000.
    (e)  Distributions from net investment income are generally declared and paid quarterly.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at June 30, 2004, reclassifications were recorded to increase accumulated undistributed net investment income and  decrease accumulated net realized loss on investments by $35,282.
         The tax character of distributions paid during the six months ended
         June 30, 2004 and the year ended December 31, 2003 were as follows:
                                            06/30/2004        12/31/2003
                                           ------------      ------------
              Distributions paid from:
              Ordinary income ............  $2,108,041        $9,195,267
                                            ----------        ----------
                                            ----------        ----------

         As of June 30, 2004, investment cost for federal tax purposes was
         $107,654,893 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $  3,121,421
              Unrealized depreciation .......................   (2,168,195)
                                                              ------------
              Net unrealized appreciation ...................      953,226
                                                              ------------
              Undistributed ordinary income .................    2,190,077
              Accumulated realized capital loss .............  (80,672,539)
              Paid in capital ...............................  187,898,661
                                                              ------------
              Net assets .................................... $110,369,425
                                                              ------------
                                                              ------------

         The differences between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated realized capital loss are attributable primarily to the tax deferral of losses from wash sales and the difference between book and tax amortization/accretion for premium and market discount.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .50% of the average net asset value up to and including $50 million, .40% of the average net asset value in excess of $50 million and up to and including
    $100 million and .30% of the average net asset value in excess of $100 million.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended
    June 30, 2004.
(3) Investment Transactions --
    For the period ended June 30, 2004, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $39,197,799 and $50,533,755, respectively.
Historical Record (unaudited)
-----------------------------------------------------------------------
                                     Net Investment    Growth of
                            Net          Income       an Initial
                        Asset Value   Distributions     $10,000
                         Per Share      Per Share    Investment **
                        -----------  --------------  --------------
November 21, 1977 * ....   $5.10        $  --            $10,000
December 31, 1987 ......    3.64         0.4660           22,560
December 31, 1988 ......    3.68         0.3710           25,164
December 31, 1989 ......    3.44         0.3830           26,155
December 31, 1990 ......    3.01         0.3970           25,886
December 31, 1991 ......    3.34         0.3460           31,853
December 31, 1992 ......    3.38         0.2955           35,143
December 31, 1993 ......    3.52         0.2890           39,695
December 31, 1994 ......    3.21         0.3010           39,626
December 31, 1995 ......    3.42         0.2950           46,029
December 31, 1996 ......    3.53         0.2960           51,721
December 31, 1997 ......    3.69         0.2903           58,514
December 31, 1998 ......    3.39         0.3155           58,788
December 31, 1999 ......    3.06         0.3312           58,749
December 31, 2000 ......    2.40         0.3060           51,620
December 31, 2001 ......    2.36         0.2430           56,144
December 31, 2002 ......    1.93         0.1985           50,459
December 31, 2003 ......    2.19         0.1690           61,937
June 30, 2004 ..........    2.18         0.0425(a)        62,862
  * Initial date under Nicholas Company, Inc. management.
 ** Assuming reinvestment of distributions.
    The Fund distributed no capital gains for the time periods listed.
(a) Paid $0.0425 on April 29, 2004 to shareholders of record on April 28, 2004.

INFORMATION ON PROXY VOTING
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the period from July 1, 2003 to June 30, 2004 is also available on the Fund's website, www.nicholasfunds.com, and the SEC's website, www.sec.gov.

Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

              JEFFREY T. MAY, Senior Vice President and Treasurer

                   DAVID O. NICHOLAS, Senior Vice President

                       CANDACE L. LESAK, Vice President

                  KATHLEEN A. EVANS, Assistant Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                          NICHOLAS INCOME FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
June 30, 2004

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Applicable only for annual reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 10. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Income Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/31/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/31/2004

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/31/2004